Financing receivables - Summary of Loans Receivable Reported Within Loans Receivable or Investments in and Advances to Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	¥ 1,074,524		¥ 1,023,919
Carried at fair value	282,822	[1]	303,956	[1]
Total	1,357,346		1,327,875
Advances to affiliated companies
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	3,137		5,797
Carried at fair value
Total	3,137		5,797
Total
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	1,077,661		1,029,716
Carried at fair value	282,822	[1]	303,956	[1]
Total	1,360,483		1,333,672
Loans at banks [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	287,436		274,966
Carried at fair value	1	[1]	44	[1]
Total	287,437		275,010
Short-term secured margin loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	371,654		421,809
Carried at fair value
Total	371,654		421,809
Inter-bank money market loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	30,941		42,885
Carried at fair value
Total	30,941		42,885
Corporate loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	384,493		284,259
Carried at fair value	282,821	[1]	303,912	[1]
Total	¥ 667,314		¥ 588,171

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.